Fair Value Measurement - Schedule of Summarizes the Activities Related to Fair Value of the Warrants (Details) - Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarizes the Activities Related to Fair Value of the Warrants [Line Items]
Fair value of warrants at beginning of the year (Level 3)	¥ 68,556	¥ 3,952
Issuances		6,888
Exercised	(15,080)
Change in fair value	(28,024)	57,066
Effect of exchange rate changes	(1,075)	650
Fair value of warrants at end of the year (Level 3)	¥ 24,377	¥ 68,556